Related party transactions and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Amounts included in the Group's financial statements by category
Amounts included in the Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Associates	Joint ventures	Pension funds
	£m	£m	£m
For the year ended and as at 31 December 2021
Total income	—	50	5
Credit impairment charges	—	—	—
Operating expenses	(20)	—	(1)
Total assets	—	1,278	3
Total liabilities	177	—	81
For the year ended and as at 31 December 2020
Total income	—	10	5
Credit impairment charges	—	—	—
Operating expenses	(26)	—	(1)
Total assets	—	1,388	4
Total liabilities	66	—	69

Related party transactions Loans and deposits outstanding
The Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Loans outstanding
	2021	2020
	£m	£m
As at 1 January	9.2	7.2
Loans issued during the year[a]	0.4	2.3
Loan repayments during the year[b]	(1.8)	(0.3)
As at 31 December	7.8	9.2
Notes
a    Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel.
b    Includes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel.
No allowances for impairment were recognised in respect of loans to Key Management Personnel (or any connected person).

Deposits outstanding
	2021	2020
	£m	£m
As at 1 January	10.4	12.1
Deposits received during the year[a]	37.6	41.6
Deposits repaid during the year[b]	(38.9)	(43.3)
As at 31 December	9.1	10.4
Notes
a    Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.
b    Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.

Remuneration of Directors and other Key Management Personnel
Total remuneration awarded to Key Management Personnel below represents the awards made to individuals that have been approved by the Board Remuneration Committee as part of the latest remuneration decisions, and is consistent with the approach adopted for disclosures set out in the Directors’ Remuneration Report. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of deferred costs for prior year awards. Figures are provided for the period that individuals met the definition of Key Management Personnel.

	2021	2020
	£m	£m
Salaries and other short-term benefits	37.8	41.6
Pension costs	—	—
Other long-term benefits	8.5	8.2
Share-based payments	12.2	13.2
Employer social security charges on emoluments	7.2	7.2
Costs recognised for accounting purposes	65.7	70.2
Employer social security charges on emoluments	(7.2)	(7.2)
Other long-term benefits – difference between awards granted and costs recognised	3.1	—
Share-based payments – difference between awards granted and costs recognised	6.9	1.1
Total remuneration awarded	68.5	64.1

Disclosure required by the Companies Act 2006
The following information regarding the Barclays PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2021	2020
	£m	£m
Aggregate emoluments[a]	8.2	8.4
Amounts paid under LTIPs[b]	1.2	—
	9.4	8.4
Notes
a    The aggregate emoluments include amounts paid for the 2021 year. In addition, deferred share awards for 2021 with a total value at grant of £1.4m (2020: £0.6m) will be made to CS Venkatakrishnan and Tushar Morzaria which will only vest subject to meeting certain conditions.
b    The figure above for "Amounts paid under LTIPs" in 2021 relates to LTIP awards that were released to Jes Staley and Tushar Morzaria in 2021. This includes the first tranche of the 2017 LTIP, the release of which was delayed from June 2020 to March 2021. Dividend shares released on the awards are excluded. The LTIP figure in the single total figure table for Executive Directors' 2021 remuneration in the Directors' Remuneration report relates to the award that is scheduled to be released in 2022 in respect of the 2019-2021 LTIP cycle.